Gains or losses on non-financial assets and investments, net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of gains losses on disposals of non-financial assets [Line items]
Tangible and intangible assets, gains	€ 134	€ 131	€ 104
Investments, gains	443	30	104
Gains on disposals of tangible and intangible assets and investments	577	161	208
Tangible and intangible assets, losses	(43)	(116)	(83)
Investments, losses	(12)	(15)	(13)
Losses on disposals of tangible and intangible assets and investments	(55)	(131)	(96)
Gains (losses) on disposal of assets not classified as non-current assets held for sale, total	522	€ 30	€ 112
Allfunds Bank, S.A.
Disclosure of gains losses on disposals of non-financial assets [Line items]
Investments, gains	€ 425